Commitments & Contingencies (Details) - 890 5TH AVENUE PARTNERS, INC. $ / shares in Units, $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares
Commitments And Contingencies [Line Items]
Underwriting discount per unit | $ / shares	$ 0.20
Aggregate underwriter discount	$ 5.8
Percentage of marketing fee payable to the underwriters	3.50%
Aggregate underwriter fee payable	$ 10.1